Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	Manager Directed Portfolios
Central Index Key	0001359057
Amendment Flag	false
Document Creation Date	Apr. 20, 2018
Document Effective Date	Apr. 30, 2018
Prospectus Date	Apr. 30, 2018
Spyglass Growth Fund | Institutional Shares
Prospectus:
Trading Symbol	SPYGX